                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01228

                        Van Kampen Growth and Income Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices)      (Zip code)

--------------------------------------------------------------------------------
                                 Ronald Robison

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   11/30

Date of reporting period:   5/31/04

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Growth and Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of May 31, 2004.

       This piece must be preceded or accompanied by the fund's prospectus. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. Please read the prospectus carefully before investing.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please be aware that this fund is subject to certain additional risks. Please see the prospectus for more complete information on investment risks.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 5/31/04

                             A SHARES             B SHARES             C SHARES             R SHARES
                          since 08/01/46       since 08/02/93       since 08/02/93       since 10/01/02
----------------------------------------------------------------------------------------------------------
                                    W/MAX                W/MAX                W/MAX
                                    5.75%                5.00%                1.00%
AVERAGE ANNUAL          W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES    W/O SALES   W/SALES
TOTAL RETURNS            CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGES

Since Inception           9.89%      9.78%    11.62%     11.62%    11.32%     11.32%    19.52%      19.52%

10-year                  12.49      11.82     11.96      11.96     11.64      11.64       N/A         N/A

5-year                    5.51       4.27      4.72       4.48      4.74       4.74       N/A         N/A

1-year                   18.00      11.20     17.16      12.16     17.13      16.13     17.77       17.77

6-month                   7.68       1.51      7.24       2.24      7.29       6.29      7.55        7.55
----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, 1.00 percent for Class B and C shares and 0.50 percent for Class R shares. Class R shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. The since inception and 10-year returns for Class B shares reflect the conversion to Class A shares after 6 years. The since inception return for Class C shares reflects the conversion to Class A shares after 10 years. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

The Russell 1000(R) Index is generally representative of the U.S. market for large-capitalization stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The indexes are unmanaged and do not include any expenses, fees or sales charges. Such costs would lower performance. It is not possible to invest directly in an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

Van Kampen Growth and Income Fund is managed by the adviser's Equity Income team.(1) Current members include James A. Gilligan, Managing Director; James O. Roeder, Executive Director; Tom Bastian, Vice President; Sergio Marcheli, Vice President; and Vincent E. Vizachero, Senior Associate.

MARKET CONDITIONS

During the six-month reporting period, the stock market posted a modest gain. Evidence of a moderately growing economy and improved corporate earnings supported a market rebound that began in March 2003 and continued through early 2004. However, terrorist activity and uncertainty about the June 30 transfer of sovereignty in Iraq contributed to volatility in the stock market. The lack of clear indication as to how terrorism would be contained somewhat dampened investors' optimism.

Anticipation of rising interest rates further stalled the market's upward momentum. In January, the Fed set the scene for raising rates (though it had not yet implemented any rate hikes by the close of the reporting period). While the Fed indicated that any rate increases would be "measured," investors remained skeptical. Against a backdrop of high oil prices and ongoing, robust consumer spending, investors were concerned that a rapid rise in inflation would force the Fed to act more aggressively to control inflation.

In this environment, value-style stocks such as those in which the fund invests outperformed growth stocks. Although a tailwind can help the fund's performance, we note that the market's rally has meant shrinking opportunities to add stocks to the portfolio. As stock prices rose, and valuations became more extended, we found fewer stocks meeting our low-valuation criteria. Although the market's advance slowed somewhat during the period, attractively valued stocks continued to be elusive.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

Van Kampen Growth and Income Fund (Class A shares unadjusted for sales charge) returned 7.68 percent for the six-month period ended May 31, 2004. The fund outperformed its benchmark indexes, the Russell 1000(R) Index and the S&P 500 Index, which returned 6.36 percent and 6.79 percent, respectively.

Energy stocks were the most significant drivers of the fund's six-month gain. Energy had been a theme in the portfolio for most of 2003. Although we had reduced or sold some of the fund's energy holdings throughout 2003, we continued to hold selected names because we believed their stock prices did not fully reflect the high commodity price of oil. As oil prices remained high into 2004, many of the fund's energy stocks performed strongly. In fact, the fund's three top-performing holdings were in the energy sector: integrated-oil-and-gas company BP, oil-services company Schlumberger, and oil-refiner Valero Energy.

The fund's consumer discretionary stocks, particularly hotel-and-leisure-related companies, also benefited overall performance. The economic recovery helped renew vigor in the travel industry, especially business travel. The fund's position in Starwood Hotels, which owns and operates the Sheraton, Westin, and W hotel chains, performed well as a result.

However, the fund lost ground in its health-care holdings, primarily in large-cap pharmaceutical companies. These drug stocks suffered when a proposed drug-reimportation bill spurred fears that companies would have to reduce prices--at the expense of their research-and-development budgets--in order to compete. Investors worried that, with fewer new drugs in the pipeline, companies would lose revenues over the long term. However, we believed the negative sentiment to be overblown, and continued to maintain the fund's positions in drug stocks. Also within the health-care group, hospital stock Tenet Healthcare was a significant detractor. We began to see evidence of fundamental deterioration when Tenet's management guided its earnings downward twice consecutively and began selling off some of its hospital assets, to help resolve some of its accounting issues. We sold a significant portion of the stock at a loss.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

----------------------------------------------------------------------------------------------------------
                                                              RUSSELL 1000(R)       STANDARD & POOR'S
        CLASS A      CLASS B      CLASS C      CLASS R             INDEX               500 INDEX

         7.68%        7.24%        7.29%        7.55%              6.36%                 6.79%
----------------------------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The basic-materials group was another area of weakness for the fund during this reporting period. We had built up a sizeable stake in materials stocks in 2002 when the stocks were attractively valued prior to the economy's turnaround. As the economy regained its footing and manufacturers began to demand raw materials, these materials stocks benefited. In fact, they contributed significant gains to the fund's performance during most of 2003, and we began to pare these positions early in 2004. However, the stocks became poor performers in 2004 when the rising U.S. dollar caused investors to rotate away from gold and other precious metals. The fund's holding in mining operation Newmont Mining suffered.

At the close of the period, we continued to view the stock market's near-term prospects with cautious optimism. Although a rising interest-rate environment could weaken stock returns in the near term, it is also a sign of a healthier economy--an economy that no longer requires abnormally low rates to sustain itself. Nonetheless, as in all market conditions, we maintain our focus on seeking stocks one at a time, using our value-with-a-catalyst criteria.

There is no guarantee that the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 5/31/04               TOP 10 INDUSTRIES AS OF 5/31/04
Bristol-Myers Squibb Co.       3.7%         Pharmaceuticals                8.9%
BP PLC                         3.2          Integrated Oil & Gas           8.9
Time Warner, Inc.              2.9          Movies & Entertainment         5.1
Bayer AG                       2.6          Electric Utilities             4.2
Schlumberger Ltd.              2.6          Property and Casualty          3.8
Chubb Corp.                    2.4          Diversified Chemicals          3.7
Walt Disney Co.                2.2          Integrated Telecom. Serv.      3.6
Honda Motor Co. Ltd.           2.1          Investment Banking & Brokerage 3.3
Kimberly-Clark Corp.           2.0          Hotels                         3.2
Roche Holdings, Inc.           2.0          Railroads                      2.9

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of long-term investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCKS  92.7%
ADVERTISING  0.7%
The Interpublic Group of Cos., Inc. (a).....................  2,879,000    $   41,400,020
                                                                           --------------

AEROSPACE & DEFENSE  1.0%
Northrop Grumman Corp. .....................................    552,000        56,927,760
                                                                           --------------

AUTO PARTS & EQUIPMENT  1.6%
Magna International, Inc., Class A--ADR (Canada)............  1,193,350        95,706,670
                                                                           --------------

AUTOMOBILE MANUFACTURERS  1.9%
Honda Motor Co. Ltd.--ADR (Japan)...........................  5,319,000       114,890,400
                                                                           --------------

BROADCASTING & CABLE TV  1.7%
Clear Channel Communications, Inc. .........................  2,620,000       104,014,000
                                                                           --------------

COMPUTER HARDWARE  2.1%
Hewlett-Packard Co. ........................................  2,636,700        56,003,508
International Business Machines Corp. ......................    791,000        70,074,690
                                                                           --------------
                                                                              126,078,198
                                                                           --------------
DATA PROCESSING & OUTSOURCING SERVICES  2.6%
Automatic Data Processing, Inc. ............................  1,303,000        57,892,290
First Data Corp. ...........................................  1,523,000        65,930,670
SunGard Data Systems, Inc. (a)..............................  1,184,000        32,808,640
                                                                           --------------
                                                                              156,631,600
                                                                           --------------
DIVERSIFIED BANKS  2.3%
Bank of America Corp. ......................................    726,850        60,423,040
Bank One Corp. .............................................  1,611,100        78,057,795
                                                                           --------------
                                                                              138,480,835
                                                                           --------------
DIVERSIFIED CAPITAL MARKETS  1.5%
JP Morgan Chase & Co. ......................................  2,375,000        87,495,000
                                                                           --------------

DIVERSIFIED CHEMICALS  3.4%
Bayer AG--ADR (Germany).....................................  5,022,000       144,934,920
Dow Chemical Co. ...........................................  1,510,650        60,274,935
                                                                           --------------
                                                                              205,209,855
                                                                           --------------
DIVERSIFIED COMMERCIAL SERVICES  1.2%
Equifax, Inc. ..............................................  3,011,100        73,802,061
                                                                           --------------

ELECTRIC UTILITIES  3.9%
Consolidated Edison, Inc. ..................................    862,000        33,842,120
Edison International, Inc. .................................  1,376,700        33,233,538
Entergy Corp. ..............................................  1,073,000        58,596,530
Exelon Corp. ...............................................  1,746,600        58,161,780
FirstEnergy Corp. ..........................................  1,270,500        49,549,500
                                                                           --------------
                                                                              233,383,468
                                                                           --------------

 6                                             See Notes to Financial Statements

VAN KAMPEN GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES  1.1%
Target Corp. ...............................................  1,435,000    $   64,144,500
                                                                           --------------

GOLD  0.5%
Newmont Mining Corp. .......................................    774,500        30,755,395
                                                                           --------------

HEALTH CARE EQUIPMENT  1.6%
Bausch & Lomb, Inc. ........................................  1,531,600        93,458,232
                                                                           --------------

HEALTH CARE FACILITIES  0.0%
Tenet Healthcare Corp. (a)..................................    251,000         2,991,920
                                                                           --------------

HOTELS  3.0%
Hilton Hotels Corp. ........................................  2,912,590        50,533,437
Marriott International, Inc., Class A.......................    802,000        39,562,660
Starwood Hotels & Resorts Worldwide, Inc. ..................  2,116,000        89,252,880
                                                                           --------------
                                                                              179,348,977
                                                                           --------------
HOUSEHOLD PRODUCTS  1.9%
Kimberly-Clark Corp. .......................................  1,722,000       113,479,800
                                                                           --------------

HYPERMARKETS & SUPER CENTERS  1.1%
Wal-Mart Stores, Inc. ......................................  1,132,000        63,086,360
                                                                           --------------

INDUSTRIAL CONGLOMERATES  1.0%
General Electric Co. .......................................  1,928,000        59,999,360
                                                                           --------------

INDUSTRIAL MACHINERY  1.8%
Ingersoll-Rand Co., Class A--ADR (Bermuda)..................    705,800        46,088,740
Parker Hannifin Corp. ......................................  1,093,000        60,727,080
                                                                           --------------
                                                                              106,815,820
                                                                           --------------
INTEGRATED OIL & GAS  8.2%
BP PLC--ADR (United Kingdom)................................  3,330,140       176,497,420
ConocoPhillips..............................................  1,316,940        96,571,210
Exxon Mobil Corp. ..........................................  2,530,800       109,457,100
Royal Dutch Petroleum Co.--ADR (Netherlands)................  2,170,000       108,695,300
                                                                           --------------
                                                                              491,221,030
                                                                           --------------
INTEGRATED TELECOMMUNICATION SERVICES  3.3%
SBC Communications, Inc. ...................................  1,394,000        33,037,800
Sprint Corp. ...............................................  3,907,010        69,388,498
Verizon Communications, Inc. ...............................  2,759,714        95,430,910
                                                                           --------------
                                                                              197,857,208
                                                                           --------------
INVESTMENT BANKING & BROKERAGE  3.1%
Lehman Brothers Holdings, Inc. .............................  1,052,200        79,598,930
Merrill Lynch & Co., Inc. ..................................  1,828,000       103,830,400
                                                                           --------------
                                                                              183,429,330
                                                                           --------------
IT CONSULTING & OTHER SERVICES  1.1%
Accenture Ltd., Class A (Bermuda) (a).......................  2,634,200        64,827,662
                                                                           --------------

See Notes to Financial Statements                                              7

VAN KAMPEN GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE  2.0%
Metlife, Inc. ..............................................  1,655,190    $   58,842,005
Prudential Financial, Inc. .................................  1,363,100        60,385,330
                                                                           --------------
                                                                              119,227,335
                                                                           --------------
MANAGED HEALTH CARE  1.2%
Cigna Corp. ................................................  1,029,000        69,766,200
                                                                           --------------

MOVIES & ENTERTAINMENT  4.7%
Time Warner, Inc. (a).......................................  9,462,000       161,232,480
Walt Disney Co. ............................................  5,101,500       119,732,205
                                                                           --------------
                                                                              280,964,685
                                                                           --------------
MULTI-LINE INSURANCE  1.6%
Hartford Financial Services Group...........................  1,402,040        92,702,885
                                                                           --------------

OIL & GAS EQUIPMENT & SERVICES  2.4%
Schlumberger Ltd. (Netherlands Antilles)....................  2,534,120       144,875,640
                                                                           --------------

OIL & GAS REFINING & MARKETING  0.9%
Valero Energy Corp. ........................................    797,190        52,702,231
                                                                           --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  1.8%
A.G. Edwards, Inc. .........................................    124,990         4,674,626
Citigroup, Inc. ............................................  2,204,000       102,331,720
                                                                           --------------
                                                                              107,006,346
                                                                           --------------
PACKAGED FOODS  2.5%
Cadbury Schweppes PLC--ADR (United Kingdom).................  1,953,700        67,402,650
Kraft Foods, Inc. ..........................................  1,375,000        41,057,500
Nestle SA (Switzerland).....................................    629,000        41,765,600
                                                                           --------------
                                                                              150,225,750
                                                                           --------------
PAPER PACKAGING  0.9%
Temple-Inland, Inc. ........................................    830,850        54,271,122
                                                                           --------------

PHARMACEUTICALS  8.2%
AstraZeneca PLC- ADR (United Kingdom).......................  1,151,000        53,981,900
Bristol-Myers Squibb Co. ...................................  8,011,000       202,437,970
Roche Holdings, Inc.--ADR (Switzerland).....................  1,028,000       110,510,000
Schering-Plough Corp. ......................................  5,051,000        85,361,900
Wyeth, Inc. ................................................  1,089,000        39,204,000
                                                                           --------------
                                                                              491,495,770
                                                                           --------------
PROPERTY & CASUALTY  3.5%
Chubb Corp. ................................................  1,978,200       133,271,334
St. Paul Travelers Cos., Inc. ..............................  1,984,186        78,732,500
                                                                           --------------
                                                                              212,003,834
                                                                           --------------
RAILROADS  2.7%
Norfolk Southern Corp. .....................................  4,302,160       104,241,337
Union Pacific Corp. ........................................    936,650        54,625,428
                                                                           --------------
                                                                              158,866,765
                                                                           --------------

 8                                             See Notes to Financial Statements

VAN KAMPEN GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
REGIONAL BANKS  0.7%
PNC Financial Services Group, Inc. .........................    775,000    $   42,787,750
                                                                           --------------

RESTAURANTS  0.7%
McDonald's Corp. ...........................................  1,688,500        44,576,400
                                                                           --------------

SEMICONDUCTORS  1.0%
Intel Corp. ................................................  2,086,000        59,555,300
                                                                           --------------

SOFT DRINKS  1.2%
PepsiCo, Inc. ..............................................  1,397,500        74,584,575
                                                                           --------------

SYSTEMS SOFTWARE  2.0%
Computer Associates International, Inc. ....................  1,812,000        49,032,720
Microsoft Corp. ............................................  2,691,600        70,923,660
                                                                           --------------
                                                                              119,956,380
                                                                           --------------
THRIFTS & MORTGAGE FINANCE  1.6%
Fannie Mae..................................................    220,000        14,894,000
Freddie Mac.................................................  1,361,000        79,468,790
                                                                           --------------
                                                                               94,362,790
                                                                           --------------
TOBACCO  0.7%
Altria Group, Inc. .........................................    844,000        40,486,680
                                                                           --------------

WIRELESS TELECOMMUNICATION SERVICES  0.8%
AT&T Wireless Services, Inc. (a)............................  3,168,000        44,858,880
                                                                           --------------
TOTAL LONG-TERM INVESTMENTS  92.7%
  (Cost $4,889,622,677).................................................    5,540,712,779
                                                                           --------------

SHORT-TERM INVESTMENTS  7.7%
REPURCHASE AGREEMENT  1.0%
Bank of America Securities LLC ($56,373,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  0.97%, dated 05/28/04, to be sold on 06/01/04 at $56,379,076).........       56,373,000
                                                                           --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS  6.7%
Federal Home Loan Bank Discount Note ($375,000,000 par, yielding 0.88%,
  06/01/04 maturity)....................................................      375,000,000
Federal Home Loan Mortgage Discount Note ($25,000,000 par, yielding
  0.98%, 06/30/04 maturity).............................................       24,980,264
                                                                           --------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS................................      399,980,264
                                                                           --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $456,353,264)...................................................      456,353,264
                                                                           --------------

See Notes to Financial Statements                                              9

VAN KAMPEN GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 (UNAUDITED) continued

DESCRIPTION                                                                   VALUE
----------------------------------------------------------------------------------------
TOTAL INVESTMENTS  100.4%
(Cost $5,345,975,941)..................................................   $5,997,066,043
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)..........................      (21,995,339)
                                                                          --------------

NET ASSETS  100.0%.....................................................   $5,975,070,704
                                                                          ==============

    Industry percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $5,345,975,941).....................  $5,997,066,043
Receivables:
  Investments Sold..........................................      35,571,295
  Fund Shares Sold..........................................      18,457,938
  Dividends.................................................       9,719,533
  Interest..................................................           6,076
Other.......................................................         212,921
                                                              --------------
    Total Assets............................................   6,061,033,806
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      72,563,581
  Fund Shares Repurchased...................................       6,492,876
  Distributor and Affiliates................................       3,259,178
  Investment Advisory Fee...................................       1,769,697
  Custodian Bank............................................         803,604
Accrued Expenses............................................         787,177
Trustees' Deferred Compensation and Retirement Plans........         286,989
                                                              --------------
    Total Liabilities.......................................      85,963,102
                                                              --------------
NET ASSETS..................................................  $5,975,070,704
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $5,407,899,131
Net Unrealized Appreciation.................................     651,090,102
Accumulated Undistributed Net Investment Income.............      18,961,288
Accumulated Net Realized Loss...............................    (102,879,817)
                                                              --------------
NET ASSETS..................................................  $5,975,070,704
                                                              ==============
NET ASSET VALUE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $4,668,730,804 and 257,189,793 shares of
    beneficial interest issued and outstanding).............  $        18.15
    Maximum sales charge (5.75%* of offering price).........            1.11
                                                              --------------
    Maximum offering price to public........................  $        19.26
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $871,903,844 and 48,459,348 shares of
    beneficial interest issued and outstanding).............  $        17.99
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $422,786,370 and 23,460,780 shares of
    beneficial interest issued and outstanding).............  $        18.02
                                                              ==============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $11,649,686 and 641,607 shares of
    beneficial interest issued and outstanding).............  $        18.16
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $1,824,320)...............................................  $ 53,473,520
Interest....................................................     2,351,543
                                                              ------------
    Total Income............................................    55,825,063
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C and R of $4,979,710, $4,371,125, $2,008,817 and
  $25,093, respectively)....................................    11,384,745
Investment Advisory Fee.....................................     9,865,343
Shareholder Services........................................     4,549,695
Custody.....................................................       225,209
Legal.......................................................        97,329
Trustees' Fees and Related Expenses.........................        41,349
Other.......................................................       823,081
                                                              ------------
    Total Expenses..........................................    26,986,751
    Less Credits Earned on Cash Balances....................        34,196
                                                              ------------
    Net Expenses............................................    26,952,555
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 28,872,508
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $122,468,264
  Futures...................................................    (4,815,280)
                                                              ------------
Net Realized Gain...........................................   117,652,984
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   461,258,627
  End of the Period.........................................   651,090,102
                                                              ------------
Net Unrealized Appreciation During the Period...............   189,831,475
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $307,484,459
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $336,356,967
                                                              ============

 12                                            See Notes to Financial Statements

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                          MAY 31, 2004      NOVEMBER 30, 2003
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $   28,872,508      $   36,719,297
Net Realized Gain.....................................      117,652,984          66,546,576
Net Unrealized Appreciation During the Period.........      189,831,475         478,507,431
                                                         --------------      --------------
Change in Net Assets from Operations..................      336,356,967         581,773,304
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares......................................      (22,538,976)        (26,445,283)
  Class B Shares......................................       (1,741,969)         (2,114,815)
  Class C Shares......................................         (786,994)           (780,683)
  Class R Shares......................................          (41,252)             (7,581)
                                                         --------------      --------------
Total Distributions...................................      (25,109,191)        (29,348,362)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      311,247,776         552,424,942
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................    1,587,374,334       1,796,198,427
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       21,976,732          25,055,247
Cost of Shares Repurchased............................     (467,340,561)       (752,662,185)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....    1,142,010,505       1,068,591,489
                                                         --------------      --------------
TOTAL INCREASE IN NET ASSETS..........................    1,453,258,281       1,621,016,431
NET ASSETS:
Beginning of the Period...............................    4,521,812,423       2,900,795,992
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of $18,961,288 and
  $15,197,971, respectively)..........................   $5,975,070,704      $4,521,812,423
                                                         ==============      ==============

See Notes to Financial Statements                                             13

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            SIX MONTHS
                              ENDED                       YEAR ENDED NOVEMBER 30,
CLASS A SHARES               MAY 31,      --------------------------------------------------------
                               2004         2003        2002        2001        2000        1999
                            ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............  $  16.95     $  14.70    $  17.23    $  20.04    $  20.05    $  18.88
                             --------     --------    --------    --------    --------    --------
  Net Investment Income....       .11(a)       .19(a)      .17(a)      .23(a)      .23(a)      .22(a)
  Net Realized and
    Unrealized Gain/Loss...      1.19         2.22       (2.07)       (.71)       2.58        2.23
                             --------     --------    --------    --------    --------    --------
Total from Investment
  Operations...............      1.30         2.41       (1.90)       (.48)       2.81        2.45
                             --------     --------    --------    --------    --------    --------
Less:
  Distributions from Net
    Investment Income......       .10          .16         .19         .21         .19         .17
  Distributions from Net
    Realized Gain..........       -0-          -0-         .44        2.12        2.63        1.11
                             --------     --------    --------    --------    --------    --------
Total Distributions........       .10          .16         .63        2.33        2.82        1.28
                             --------     --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD...................  $  18.15     $  16.95    $  14.70    $  17.23    $  20.04    $  20.05
                             ========     ========    ========    ========    ========    ========

Total Return (b)...........     7.68%*      16.54%     -11.48%      -2.88%      16.39%      13.79%
Net Assets at End of the
  Period (In millions).....  $4,668.7     $3,359.3    $2,064.2    $1,702.8    $1,286.3    $1,003.9
Ratio of Expenses to
  Average Net Assets.......      .80%         .86%        .85%        .82%        .88%        .88%
Ratio of Net Investment
  Income to Average Net
  Assets...................     1.22%        1.24%       1.05%       1.29%       1.23%       1.11%
Portfolio Turnover.........       22%*         61%         66%        115%         97%         93%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 14                                            See Notes to Financial Statements

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                       YEAR ENDED NOVEMBER 30,
CLASS B SHARES                   MAY 31,      --------------------------------------------------------
                                   2004         2003        2002        2001        2000        1999
                                ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $16.81       $14.57     $ 17.09      $19.88      $19.91      $18.77
                                  ------       ------     -------      ------      ------      ------
  Net Investment Income........      .04(a)       .07(a)      .04(a)      .09(a)      .09(a)      .06(a)
  Net Realized and Unrealized
    Gain/Loss..................     1.18         2.22       (2.05)       (.70)       2.56        2.23
                                  ------       ------     -------      ------      ------      ------
Total from Investment
  Operations...................     1.22         2.29       (2.01)       (.61)       2.65        2.29
                                  ------       ------     -------      ------      ------      ------
Less:
  Distributions from Net
    Investment Income..........      .04          .05         .07         .06         .05         .04
  Distributions from Net
    Realized Gain..............      -0-          -0-         .44        2.12        2.63        1.11
                                  ------       ------     -------      ------      ------      ------
Total Distributions............      .04          .05         .51        2.18        2.68        1.15
                                  ------       ------     -------      ------      ------      ------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $17.99       $16.81     $ 14.57      $17.09      $19.88      $19.91
                                  ======       ======     =======      ======      ======      ======

Total Return (b)...............    7.24%*      15.73%     -12.16%      -3.63%      15.55%      12.93%
Net Assets at End of the Period
  (In millions)................   $871.9       $808.1     $ 627.4      $705.3      $573.4      $475.6
Ratio of Expenses to Average
  Net Assets...................    1.57%        1.62%       1.60%       1.59%       1.60%       1.64%
Ratio of Net Investment Income
  to Average Net Assets........     .45%         .49%        .27%        .52%        .49%        .32%
Portfolio Turnover.............      22%*         61%         66%        115%         97%         93%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             15

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                       YEAR ENDED NOVEMBER 30,
CLASS C SHARES                   MAY 31,      --------------------------------------------------------
                                   2004         2003        2002        2001        2000        1999
                                ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $16.83       $14.58     $ 17.15      $19.89      $19.92      $18.78
                                  ------       ------     -------      ------      ------      ------
  Net Investment Income........      .04(a)       .08(a)      .05(a)      .09(a)      .10(a)      .07(a)
  Net Realized and Unrealized
    Gain/Loss..................     1.19         2.22       (2.11)       (.65)       2.55        2.22
                                  ------       ------     -------      ------      ------      ------
Total from Investment
  Operations...................     1.23         2.30       (2.06)       (.56)       2.65        2.29
                                  ------       ------     -------      ------      ------      ------
Less:
  Distributions from Net
    Investment Income..........      .04          .05         .07         .06         .05         .04
  Distributions from Net
    Realized Gain..............      -0-          -0-         .44        2.12        2.63        1.11
                                  ------       ------     -------      ------      ------      ------
Total Distributions............      .04          .05         .51        2.18        2.68        1.15
                                  ------       ------     -------      ------      ------      ------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $18.02       $16.83     $ 14.58      $17.15      $19.89      $19.92
                                  ======       ======     =======      ======      ======      ======

Total Return (b)...............    7.29%*      15.79%(c)  -12.15%      -3.62%      15.54%      12.92%
Net Assets at End of the Period
  (In millions)................   $422.8       $346.4     $ 209.1      $179.3      $ 97.9      $ 52.5
Ratio of Expenses to Average
  Net Assets...................    1.57%        1.62%       1.60%       1.59%       1.60%       1.65%
Ratio of Net Investment Income
  to Average Net Assets........     .45%         .52%(c)     .29%        .52%        .53%        .34%
Portfolio Turnover.............      22%*         61%         66%        115%         97%         93%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets and Total Return of .04%.

 16                                            See Notes to Financial Statements

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              OCTOBER 1, 2002
                                             SIX MONTHS        YEAR            (COMMENCEMENT
                                               ENDED          ENDED            OF INVESTMENT
CLASS R SHARES                                MAY 31,      NOVEMBER 30,       OPERATIONS) TO
                                                2004           2003          NOVEMBER 30, 2002
                                             ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....   $16.96         $14.70              $13.67
                                               ------         ------              ------
  Net Investment Income.....................      .09(a)         .14(a)              .01(a)
  Net Realized and Unrealized Gain..........     1.19           2.24                1.02
                                               ------         ------              ------
Total from Investment Operations............     1.28           2.38                1.03
Less Distributions from Net Investment
  Income....................................      .08            .12                 -0-
                                               ------         ------              ------
NET ASSET VALUE, END OF THE PERIOD..........   $18.16         $16.96              $14.70
                                               ======         ======              ======

Total Return (b)............................    7.55%*        16.31%               7.53%*
Net Assets at End of the Period (In
  millions).................................   $ 11.6         $  8.0              $   .1
Ratio of Expenses to Average Net Assets.....    1.07%          1.15%               1.56%
Ratio of Net Investment Income to Average
  Net Assets................................     .96%           .89%               2.45%
Portfolio Turnover..........................      22%*           61%                 66%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and services of .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             17

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Growth and Income Fund (the "Fund") is organized as a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek income and long-term growth of capital. The Fund commenced investment operations on August 1, 1946. The distribution of the Fund's Class B and Class C shares commenced on August 2, 1993. The distribution of the Fund's Class R Shares commenced on October 1, 2002.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distributions and service fees and transfer agency costs which are unique to each class of shares.

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At November 30, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $189,027,628 which will expire November 30, 2010.

    At May 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $5,377,481,115
                                                                ==============
Gross tax unrealized appreciation...........................    $  689,357,980
Gross tax unrealized depreciation...........................       (69,773,052)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  619,584,928
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on option and futures transactions. All short-term capital gains and a portion of option and futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended November 30, 2003 was as follows:

  Ordinary income...........................................    $29,348,362
  Long-term capital gain....................................            -0-
                                                                -----------
                                                                $29,348,362
                                                                ===========

    As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $15,449,089

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended May 31, 2004, the Fund's custody fee was reduced by $34,196 as a result of credits earned on cash balances.

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $150 million..........................................       .50%
Next $100 million...........................................       .45%
Next $100 million...........................................       .40%
Over $350 million...........................................       .35%

    For the six months ended May 31, 2004, the Fund recognized expenses of approximately $97,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended May 31, 2004, the Fund recognized expenses of approximately $119,300, representing Van Kampen Investments Inc. or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2004, the Fund recognized expenses of approximately $4,126,900, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $177,300 are included in "Other" assets on the Statement of Assets and Liabilities at May 31, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended May 31, 2004, the Fund paid brokerage commissions to Morgan Stanley DW, an affiliate of Van Kampen, totaling $50,627.

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At May 31, 2004, capital aggregated $4,209,846,070, $797,925,141, $389,312,269 and $10,815,651 for Classes A, B, C and R, respectively. For the six months ended May 31, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   77,690,720    $1,419,212,784
  Class B...................................................    4,398,033        79,326,480
  Class C...................................................    4,669,838        84,330,517
  Class R...................................................      246,939         4,504,553
                                                              -----------    --------------
Total Sales.................................................   87,005,530    $1,587,374,334
                                                              ===========    ==============
Dividend Reinvestment:
  Class A...................................................    1,104,283    $   19,718,132
  Class B...................................................       89,831         1,594,873
  Class C...................................................       35,197           626,755
  Class R...................................................        2,074            36,972
                                                              -----------    --------------
Total Dividend Reinvestment.................................    1,231,385    $   21,976,732
                                                              ===========    ==============
Repurchases:
  Class A...................................................  (19,744,133)   $ (358,724,307)
  Class B...................................................   (4,111,384)      (74,293,048)
  Class C...................................................   (1,821,242)      (32,899,656)
  Class R...................................................      (78,124)       (1,423,550)
                                                              -----------    --------------
Total Repurchases...........................................  (25,754,883)   $ (467,340,561)
                                                              ===========    ==============

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED) continued

    At November 30, 2003, capital aggregated $3,129,639,461, $791,296,836,
$337,254,653 and $7,697,676 for Classes A, B, C and R, respectively. For the year ended November 30, 2003, transactions were as follows:

                                                               SHARES           VALUE
Sales:
  Class A..................................................   94,369,255    $1,441,066,900
  Class B..................................................   13,084,028       196,437,527
  Class C..................................................    9,953,510       150,752,418
  Class R..................................................      484,802         7,941,582
                                                             -----------    --------------
Total Sales................................................  117,891,595    $1,796,198,427
                                                             ===========    ==============
Dividend Reinvestment:
  Class A..................................................    1,476,039    $   22,499,111
  Class B..................................................      127,902         1,930,160
  Class C..................................................       40,780           618,550
  Class R..................................................          461             7,426
                                                             -----------    --------------
Total Dividend Reinvestment................................    1,645,182    $   25,055,247
                                                             ===========    ==============
Repurchases:
  Class A..................................................  (38,130,842)   $ (575,925,066)
  Class B..................................................   (8,184,600)     (120,992,770)
  Class C..................................................   (3,756,819)      (55,374,652)
  Class R..................................................      (22,641)         (369,697)
                                                             -----------    --------------
Total Repurchases..........................................  (50,094,902)   $ (752,662,185)
                                                             ===========    ==============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended May 31, 2004 and the year ended November 30, 2003, 172,247 and 402,959 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended May 31, 2004 and the year ended November 30, 2003, 1,486 and 0 Class C Shares converted to Class A Shares, respectively. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED) continued

purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended May 31, 2004, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $1,187,800 and CDSC on redeemed shares of Classes B and C of approximately $736,800. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $2,038,820,947 and $1,107,926,571, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising a call option contract or taking delivery of a security underlying a futures contract. In these instances the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED) continued

loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended May 31, 2004, were as follows:

                                                                CONTRACTS
Outstanding at November 30, 2003............................          0
Futures Opened..............................................      2,420
Futures Closed..............................................     (2,420)
                                                                 ------
Outstanding at May 31, 2004.................................        -0-
                                                                 ======

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C Shares and Class R Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets, 1.00% each for Class B and Class C average daily net assets, and up to ..50% of Class R average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The annual fees for Class R Shares are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $8,564,000 and $579,800, for Class B and Class C shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in these fees for the six months ended May 31, 2004, are payments retained by Van Kampen of approximately $4,430,600, and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $1,016,000.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, certain officers of such affiliates and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the named investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 (UNAUDITED) continued

their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser, certain affiliates of the Adviser and certain investment companies advised by the Adviser or its affiliates are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of the Van Kampen funds; the funds, including the Fund, are also named as nominal defendants. The complaint in the derivative action alleges that defendants gave a proprietary sales force economic incentives to promote the sale of proprietary mutual funds and that they improperly failed to disclose these economic incentives. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley DW Inc. in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the Van Kampen funds, rescission of the management contracts for the Van Kampen funds, disgorgement of profits by Morgan Stanley and monetary damages. This complaint has been coordinated with the consolidated complaint.

    The defendants have moved to dismiss these actions and intend to otherwise vigorously defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN GROWTH AND INCOME FUND

TRUSTEE AND IMPORTANT ADDRESS INFORMATION

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS, INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 W. Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 21, 121, 221,
                                                 321
                                                 GI SAR 7/04  RN04-01004P-Y05/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a) Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Growth and Income Fund
By:   /s/ Ronald E. Robison
      ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2004

By:  /s/ John L. Sullivan
     ----------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: July 20, 2004